PIMCO Funds

Supplement Dated April 28, 2006 to the

Strategic Markets Funds Institutional and Administrative Class Prospectus

dated October 1, 2005

Disclosure Relating to the PIMCO Fundamental IndexPLUS and

Fundamental IndexPLUS TR Funds

The Board of Trustees voted to change the non-fundamental investment objectives of the PIMCO Fundamental IndexPLUS Fund and the PIMCO Fundamental IndexPLUS TR Fund.

As a result, effective May 31, 2006 the summary information with respect to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund on page 3 is replaced in its entirety with the following:

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Domestic Equity-Related Funds	Fundamental IndexPLUS	FTSE RAFI 1000 Index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	Fundamental IndexPLUS TR	FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

Effective May 31, 2006, the Prospectus is further supplemented by replacing, in its entirety, the contents of page 19 with the following:

PIMCO Fundamental IndexPLUS Fund	Ticker Symbols: PFPIX (Inst. Class) PFPAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the FTSE RAFI 1000 Index	Fund Focus FTSE RAFI 1000 Index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of FTSE RAFI 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in Index derivatives, backed by a portfolio of short-term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses Index derivatives in addition to or in place of Index stocks to attempt to equal or exceed the performance of the Index. The values of Index derivatives closely track changes in the value of the Index. However, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The Index is composed of the 1,000 largest publicly-traded U.S. companies, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including normalized cash flow, book values and, if applicable, normalized dividends. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in Index derivatives or Index stocks even when the Index is declining.

The Fund typically will seek to gain exposure to the Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee.

Though the Fund does not normally invest directly in Index securities, when Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Index stock and the return on the Index itself. PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Effective May 31, 2006, the Prospectus is further supplemented by replacing, in its entirety, the contents of page 21 with the following:

PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbols: PXTIX (Inst. Class) PXTAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the FTSE RAFI 1000 Index Fund Category Equity-Related	Fund Focus FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1-6 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in Index derivatives, backed by a portfolio of short and intermediate term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses Index derivatives in addition to or in place of Index stocks to attempt to equal or exceed the performance of the Index. The values of Index derivatives closely track changes in the value of the Index. However, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one—to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including normalized cash flow, book values and, if applicable, normalized dividends. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in Index derivatives or Index stocks even when the Index is declining.

The Fund typically will seek to gain exposure to the Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Because the Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of the Index.

Though the Fund does not normally invest directly in Index securities, when Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Index stock and the return on the Index itself. PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Effective May 31, 2006, the Prospectus is further supplemented by replacing, in its entirety, the section entitled “Index Risk” on page 40 with the following:

Because the Fundamental IndexPLUS Fund and the Fundamental IndexPLUS TR Fund invest in derivatives that are linked to the performance of the FTSE RAFI 1000 Index, they will be subject to the risks associated with changes in that index. If the FTSE RAFI 1000 Index changes, these Funds could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Effective immediately, the Prospectus is further supplemented by replacing, in its entirety, the section entitled “Changes in Investment Objectives and Policies” on page 69 with the following:

The investment objective of each of the All Asset All Authority, European StocksPLUS TR Strategy, Far East (ex-Japan) TR Strategy, Fundamental IndexPLUS, Fundamental IndexPLUS TR, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Effective May 31, 2006, the Prospectus is further supplemented by replacing the Underlying Fund information with respect to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund on page 72 with the following:

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Equity-Related Funds	Fundamental IndexPLUS	FTSE RAFI 1000 Index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	Fundamental IndexPLUS TR	FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

PIMCO Funds

Supplement Dated April 28, 2006 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class A, B and C Prospectus

dated October 1, 2005

Disclosure Relating to the PIMCO Fundamental IndexPLUS TR Fund

The Board of Trustees voted to change the non-fundamental investment objective of the PIMCO Fundamental IndexPLUS TR Fund.

As a result, effective May 31, 2006 the summary information with respect to the PIMCO Fundamental IndexPLUS TR Fund on page 2 is replaced in its entirety with the following:

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Equity-Related Funds	Fundamental IndexPLUS TR	FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

Effective May 31, 2006, the Prospectus is further supplemented by replacing, in its entirety, the contents of page 14 with the following:

PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbols: PIXAX (A Class) N/A (B Class) PIXCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the FTSE RAFI 1000 Index Fund Category Equity-Related	Fund Focus FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1-6 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in Index derivatives, backed by a portfolio of short and intermediate term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses Index derivatives in addition to or in place of Index stocks to attempt to equal or exceed the performance of the Index. The values of Index derivatives closely track changes in the value of the Index. However, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including normalized cash flow, book values and, if applicable, normalized dividends. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in Index derivatives or Index stocks even when the Index is declining.

The Fund typically will seek to gain exposure to the Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Because the Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of the Index.

Though the Fund does not normally invest directly in Index securities, when Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Index stock and the return on the Index itself. PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Effective May 31, 2006, the Prospectus is further supplemented by replacing, in its entirety, the section entitled “Index Risk” on page 28 with the following:

Because the Fundamental IndexPLUS TR Fund and the Fundamental IndexPLUS Fund, an Underlying Fund, invest in derivatives that are linked to the performance of the FTSE RAFI 1000 Index, they will be subject to the risks associated with changes in that index. If the FTSE RAFI 1000 Index changes, these Funds could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Effective immediately, the Prospectus is further supplemented by replacing, in its entirety, the section entitled “Changes in Investment Objectives and Policies” on page 57 with the following:

The investment objective of each of the All Asset All Authority, Fundamental IndexPLUS TR, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Effective May 31, 2006, the Prospectus is further supplemented by replacing the Underlying Fund information with respect to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund on page 60 with the following:

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Equity-Related Funds	Fundamental IndexPLUS	FTSE RAFI 1000 Index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	Fundamental IndexPLUS TR	FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

PIMCO Funds

Supplement Dated April 28, 2006 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds

Class D Prospectus

dated October 1, 2005

Disclosure Relating to the PIMCO Fundamental IndexPLUS TR Fund

The Board of Trustees voted to change the non-fundamental investment objective of the PIMCO Fundamental IndexPLUS TR Fund.

As a result, effective May 31, 2006 the summary information with respect to the PIMCO Fundamental IndexPLUS TR Fund on page 2 is replaced in its entirety with the following:

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Equity-Related Funds	Fundamental IndexPLUS TR	FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

Effective May 31, 2006, the Prospectus is further supplemented by replacing, in its entirety, the contents of page 14 with the following:

PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbols: PIXDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the FTSE RAFI 1000 Index Fund Category Equity-Related	Fund Focus FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1-6 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in Index derivatives, backed by a portfolio of short and intermediate term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses Index derivatives in addition to or in place of Index stocks to attempt to equal or exceed the performance of the Index. The values of Index derivatives closely track changes in the value of the Index. However, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one—to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including normalized cash flow, book values and, if applicable, normalized dividends. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in Index derivatives or Index stocks even when the Index is declining.

The Fund typically will seek to gain exposure to the Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Because the Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of the Index.

Though the Fund does not normally invest directly in Index securities, when Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Index stock and the return on the Index itself. PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Effective May 31, 2006, the Prospectus is further supplemented by replacing, in its entirety, the section entitled “Index Risk” on page 30 with the following:

Because the Fundamental IndexPLUS TR Fund and the Fundamental IndexPLUS Fund, an Underlying Fund, invest in derivatives that are linked to the performance of the FTSE RAFI 1000 Index, they will be subject to the risks associated with changes in that index. If the FTSE RAFI 1000 Index changes, these Funds could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Effective immediately, the Prospectus is further supplemented by replacing, in its entirety, the section entitled “Changes in Investment Objectives and Policies” on page 51 with the following:

The investment objective of each of the All Asset All Authority, Fundamental IndexPLUS TR, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Effective May 31, 2006, the Prospectus is further supplemented by replacing the Underlying Fund information with respect to the PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund on page 54 with the following:

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Equity-Related Funds	Fundamental IndexPLUS	FTSE RAFI 1000 Index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	Fundamental IndexPLUS TR	FTSE RAFI 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.